Summary of Significant Accounting Policies - Changes in Significant Accounting Policies (Detail)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
AUSH [Member] | U-Fresh Technology (Suzhou) Co Ltd (UFSZ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%	[1]
AUSH [Member] | Edgetech Data Technologies (Suzhou) Corp Ltd (EDT) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%	[1]
AUSH [Member] | Mega Insight Smart Manufacturing (Suzhou) Corp Ltd (MIS) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%	[1]
AUSH [Member] | AUO Care Information Tech (Suzhou) Co Ltd (A-Care) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
UFSZ [member] | U-Fresh Environmental Technology (Shandong) Co Ltd (UFSD) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	[1]	100.00%
CQIL [Member] | ComQi Holdings Ltd (CQHLD) [Member] | United Kingdom [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%	[2]
CQHLD [Member] | ComQi UK Ltd (CQUK) [Member] | United Kingdom [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%	[2]
CQHLD [Member] | ComQi Inc (CQUS) [Member] | United States [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%	[2]
CQHLD [Member] | ComQi Canada Inc (CQCA) [Member] | Canada [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%	[2]
CQUS [member] | JohnRyan Limited (JRUK) [Member] | United Kingdom [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	[1]	100.00%
CQUS [member] | JohnRyan Inc (JRUS) [Member] | United States [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	[1]	100.00%
DPTW [Member] | Darwin Precisions (L) Corp. (DPLB) [Member] | Malaysia [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
DPTW [Member] | Forhouse International Holding Ltd. (FHVI) [Member] | BVI [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
DPTW [Member] | Force International Holding Ltd. (FRVI) [Member] | BVI [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	[3]			100.00%
DPTW and FRVI [Member] | Forefront Corporation (FFMI) [Member] | Mauritius [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%	[3]	100.00%
FHVI [Member] | Fortech International Corp. (FTMI) [Member] | Mauritius [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FHVI [Member] | Forward Optronics International Corp. (FWSA) [member] | Samoa [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FHVI [Member] | Prime Forward International Ltd. (PMSA) [Member] | Samoa [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FFMI [Member] | Forthouse Electronics (Suzhou) Co., Ltd. (FHWJ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FTMI [Member] | Fortech Electronics (Suzhou) Co., Ltd. (FTWJ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FWSA and FTMI [Member] | Suzhou Forplax Optronics Co., Ltd. (FPWJ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
PMSA [Member] | Fortech Electronics Kunshan Co., Ltd (FTKS) [member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
DPLB [Member] | Darwin Precisions (Hong Kong) Limited (DPHK) [Member] | Hong Kong [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
DPLB [Member] | Darwin Precisions (Slovakia) s.r.o. (DPSK) [Member] | Slovakia Republic [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
DPHK [Member] | Darwin Precisions (Suzhou) Corp. (DPSZ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
DPHK [Member] | Darwin Precisions (Xiamen) Corp. (DPXM) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
BVLB [Member] | BriView (Hefei) Co., Ltd. (BVHF) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUO [Member] | AU Optronics (L) Corp. (AULB) [Member] | Malaysia [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUO [Member] | Konly Venture Corp. (Konly) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUO [Member] | Ronly Venture Corp. (Ronly) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUO [Member] | Space Money Inc. (SMI) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUO [Member] | U-Fresh Technology Inc. (UTI) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUO [Member] | ComQi Ltd (CQIL) [Member] | Israel [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%	[2]
AUO [Member] | AU Optronics Europe B.V. (AUNL) [Member] | Netherlands [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%	[4]
AUO, Konly and Ronly [Member] | Darwin Precisions Corporation (DPTW) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	[5]	41.05%		41.05%
AUO and Konly [member] | AUO Crystal Corp. (ACTW) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	[6]	100.00%		96.02%
ACTW [Member] | Sanda Materials Corporation (SDMC) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%	[7]
ACTW [Member] | AUO Crystal (Malaysia) Sdn. Bhd. (ACMK) [Member] | Malaysia [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
SDMC [Member] | M.Setek Co., Ltd. (M.Setek) [member] | Japan [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		99.9991%		99.9991%
AULB [Member] | AU Optronics Corporation America (AUUS) [Member] | United States [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics Corporation Japan (AUJP) [Member] | Japan [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics Korea Ltd. (AUKR) [Member] | South Korea [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics Singapore Pte. Ltd. (AUSG) [Member] | Singapore [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics (Czech) s.r.o. (AUCZ) [Member] | Czech Republic [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	[3]	100.00%		100.00%
AULB [Member] | AU Optronics (Shanghai) Co., Ltd. (AUSH) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics (Xiamen) Corp. (AUXM) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics (Suzhou) Corp., Ltd. (AUSZ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics Manufacturing (Shanghai) Corp. (AUSJ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics (Slovakia) s.r.o. (AUSK) [Member] | Slovakia Republic [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AFPD Pte., Ltd (AUST) [Member] | Singapore [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics (Kunshan) Co., Ltd. (AUKS) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		51.00%		51.00%
AULB [Member] | a.u. Vista Inc. (AUVI) [Member] | United States [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB and DPTW [Member] | BriView (L) Corp. (BVLB) [Member] | Malaysia [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUSG [Member] | AUO Energy (Tianjin) Corp. (AETJ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	[3]			100.00%
AUSG [Member] | AUO Green Energy America Corp. (AEUS) [Member] | United States [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUSG [Member] | AUO Green Energy Europe B.V. (AENL) [Member] | Netherlands [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUXM [Member] | BriView (Xiamen) Corp. (BVXM) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%

[1]	UFSZ was incorporated in February 2018. EDT and MIS were incorporated in August 2018. UFSD was incorporated in May 2019. JRUK and JRUS were incorporated in October 2019.
[2]	In March 2018, the Company acquired 100% of the shareholdings of CQIL and its subsidiaries (hereinafter referred to as "ComQi") and therefore, obtained control over ComQi. Refer to note 15 for further details.
[3]	As of December 31, 2019, AETJ and FRVI were liquidated and AUCZ is still in the process of liquidation. After the liquidation of FRVI, its ownership of FFMI was transferred to DPTW.
[4]	As part of a business restructuring, AULB disposed all of its shareholdings in AUNL to AUO in December 2018. This was treated as an equity transaction as there was no change in control of AUNL by the Company.
[5]	Although the Company did not own more than 50% of the DPTW's ownership interests, it was considered to have de facto control over the main operating policies of DPTW. As a result, DPTW was accounted for as a subsidiary of the Company.
[6]	As part of a business restructuring, Konly and Ronly successively disposed its shareholdings in ACTW to AUO in December 2018 and February 2019. This was treated as an equity transaction as there was no change in control of ACTW by the Company.
[7]	As part of a business restructuring, AUO, Konly and Ronly disposed all of their shareholdings in SDMC to ACTW during the second quarter of 2018. This was treated as an equity transaction as there was no change in control of SDMC by the Company.